Expense Example - Institutional Shares Only - Federated Hermes Institutional Tax-Free Cash Trust - IS	Feb. 28, 2021 USD ($)
Expense Example:
1 Year	$ 38
3 Years	119
5 Years	208
10 Years	$ 468